Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Nov. 30, 2018 CNY (¥)	Apr. 30, 2018 CNY (¥)	Sep. 29, 2017 USD ($)	Aug. 04, 2017 CNY (¥)	Aug. 04, 2017 USD ($)	Jun. 30, 2017
Commitments And Contingencies [Line Items]
Total rental expense for operating leases	¥ 332	$ 574	¥ 215	$ 432	¥ 74	$ 245
Dalian Tongfang | SPD Bank | Puxin Education, Mr. Yunlong Sha and Ms. Wenjing as Joint Guarantors
Commitments And Contingencies [Line Items]
Debt instrument principle amount								¥ 10,000
Taiyuan Puxin Arts | Puxin Education and Mr. Yunlong Sha as Joint Guarantors
Commitments And Contingencies [Line Items]
Debt instrument principle amount	¥ 50,000
Promissory Note
Commitments And Contingencies [Line Items]
Debt instrument principle amount										¥ 168,180	$ 25,000
Haitong
Commitments And Contingencies [Line Items]
Number of pledged shares mortgaged | shares	6,000,000	6,000,000
Haitong | Long bright Limited
Commitments And Contingencies [Line Items]
Equity interests mortgaged										18.00%	18.00%
Haitong | Convertible Debt
Commitments And Contingencies [Line Items]
Debt instrument principle amount | $											$ 25,000
Haitong | Promissory Note
Commitments And Contingencies [Line Items]
Debt instrument principle amount | $											$ 25,000
CICC ALPHA | Long bright Limited
Commitments And Contingencies [Line Items]
Equity interests mortgaged									8.30%
CICC ALPHA | Mr. Yunlong Sha
Commitments And Contingencies [Line Items]
Equity interests mortgaged									4.15%
CICC ALPHA | Convertible Debt
Commitments And Contingencies [Line Items]
Debt instrument principle amount | $									$ 23,000
Puxin Education | Taiyuan Puxin Arts and Mr. Yunlong Sha as Joint Guarantors
Commitments And Contingencies [Line Items]
Debt instrument principle amount	¥ 29,500
Puxin Education | SPD Bank | Puxin Limited as Pledger
Commitments And Contingencies [Line Items]
Debt instrument principle amount							¥ 96,600
Puxin Education | Tianjin Xinsiyuan | Huazhong
Commitments And Contingencies [Line Items]
Equity interests pledged												100.00%
Puxin Education | Dalian Pude | Haitong
Commitments And Contingencies [Line Items]
Equity interests pledged										100.00%	100.00%
Puxin Education | Guizhou Puxintian
Commitments And Contingencies [Line Items]
Equity interests pledged										100.00%	100.00%